Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001857475
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	Dole plc
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Dole plc
Entity File Number	001-40695
Document Period End Date	Jun. 30, 2025
Entity Address, Address Line One	29 North Anne Street, Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Entity Address, Country	IE
Other Address
Document Information [Line Items]
Entity Address, Address Line One	101 South Tryon Street, Suite 600
Entity Address, Postal Zip Code	28280
Entity Address, Country	US
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC